Loans, allowance for loan losses and credit quality - Counterparty rating (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 273,723	SFr 264,830	SFr 257,515
Value of collateral	242,034	239,741
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	210,330	202,876
Value of collateral	192,579	189,048
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	61,287	59,971
Value of collateral	47,999	49,271
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,106	1,983
Value of collateral	1,456	1,422
Corporate and institutional
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	119,962	112,553	112,445
Corporate and institutional | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	72,180	68,135
Corporate and institutional | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	46,318	42,986
Corporate and institutional | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,464	1,432
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	26,065	26,003
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	19,461	20,278
Corporate and institutional | Real estate | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	6,494	5,640
Corporate and institutional | Real estate | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	110	85
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	79,773	76,025
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	40,872	39,475
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	37,633	35,250
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,268	1,300
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	12,939	9,326
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	10,715	7,258
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,138	2,022
Corporate and institutional | Financial institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	86	46
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,185	1,199
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,132	1,124
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	53	74
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	0	1
Consumer
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	153,761	152,277	145,070
Consumer | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	138,150	134,741
Consumer | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	14,969	16,985
Consumer | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	642	551
Consumer | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	107,845	106,039
Consumer | Mortgages | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	97,404	94,553
Consumer | Mortgages | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	10,046	11,214
Consumer | Mortgages | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	395	272
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,034	42,016
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	39,281	38,387
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,676	3,530
Consumer | Loans collateralized by securities | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	77	99
Consumer | Consumer finance
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	3,882	4,222
Consumer | Consumer finance | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,465	1,801
Consumer | Consumer finance | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,247	2,241
Consumer | Consumer finance | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	170	180
Bank
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	279,016	268,917	260,498
Value of collateral	242,060	239,772
Bank | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	215,635	206,976
Value of collateral	192,617	189,092
Bank | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	61,287	59,971
Value of collateral	47,999	49,271
Bank | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,094	1,970
Value of collateral	1,444	1,409
Bank | Corporate and institutional
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	125,255	116,640	115,428
Bank | Corporate and institutional | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	77,485	72,235
Bank | Corporate and institutional | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	46,318	42,986
Bank | Corporate and institutional | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,452	1,419
Bank | Corporate and institutional | Real estate
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	26,065	26,003
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	19,461	20,278
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	6,494	5,640
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	110	85
Bank | Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	80,241	76,147
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	41,352	39,610
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	37,633	35,250
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,256	1,287
Bank | Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	17,764	13,291
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	15,540	11,223
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,138	2,022
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	86	46
Bank | Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,185	1,199
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,132	1,124
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	53	74
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	0	1
Bank | Consumer
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	153,761	152,277	SFr 145,070
Bank | Consumer | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	138,150	134,741
Bank | Consumer | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	14,969	16,985
Bank | Consumer | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	642	551
Bank | Consumer | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	107,845	106,039
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	97,404	94,553
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	10,046	11,214
Bank | Consumer | Mortgages | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	395	272
Bank | Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,034	42,016
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	39,281	38,387
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,676	3,530
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	77	99
Bank | Consumer | Consumer finance
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	3,882	4,222
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,465	1,801
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,247	2,241
Bank | Consumer | Consumer finance | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 170	SFr 180